Schedule of shares (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		100.00%	100.00%
SuppliersLineItems [Line Items]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held			23.00%
Mobi FIA [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	[1],[2]	46.69%	28.93%
Air France - KLM [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		1.07%	1.19%
Path Brazil [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		2.74%
Other related parties [member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		1.22%	1.47%
Interest payment
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		48.28%	45.41%
Ordinary shares [member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	[1],[2]	100.00%	100.00%
Ordinary shares [member] | SuppliersLineItems [Line Items]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held			100.00%
Ordinary shares [member] | Mobi FIA [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	[1],[2]	100.00%
Preference shares [member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	[1],[2]	100.00%	100.00%
Preference shares [member] | Mobi FIA [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	[1],[2]	32.81%	37.57%
Preference shares [member] | Air France - KLM [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		1.35%	1.55%
Preference shares [member] | Path Brazil [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		3.45%
Preference shares [member] | Other related parties [member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		1.54%	1.91%
Preference shares [member] | Interest payment
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held		60.85%	58.97%

[1]	In the context of the exchangeable senior notes, in 2019 MOBI lent up to 14,000,000 ADSs to Bank of America Corporation, which operates the ADS lending facility, in order to facilitate privately negotiated derivatives transactions or other hedging activities related to the exchangeable senior notes. The ADSs will be returned to MOBI upon maturity of the exchangeable senior notes or upon termination of the ADS lending agreement that it entered into.
[2]	It refers to legal entities controlled by the controlling shareholders (Constantino family). In the fiscal year ended December 31, 2021, Fundo Volluto transferred its common shares to MOBI.